Consolidated Balance Sheets - USD ($)		Sep. 30, 2021	Mar. 02, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 22,640,000		$ 16,717,000		$ 6,818,000
Restricted cash		105,000		50,000		273,000
Accounts receivable, net		38,886,000		47,015,000		42,764,000
Income tax recoverable		46,000		132,000		509,000
Prepaid expenses		1,307,000		991,000		1,097,000
Deferred transaction costs		731,000
Total current assets		63,715,000		64,905,000		51,461,000
Property and equipment, net		362,000		326,000		356,000
Customer relationships, net		18,200,000		22,850,000		28,681,000
Other intangible assets, net		8,086,000		9,351,000		10,668,000
Goodwill		35,778,000		35,778,000		35,778,000
Security deposits		90,000		151,000		134,000
Total assets		118,145,000		124,010,000		116,410,000
Current liabilities
Accounts payable		8,260,000		12,542,000		10,896,000
Accrued compensation		5,484,000		10,575,000		5,937,000
Accrued expenses		5,187,000		5,999,000		4,999,000
Term loans, current portion		24,331,000		26,032,000		2,425,000
Total current liabilities		43,262,000		55,148,000		24,257,000
Term Loan, net of current portion		0		0		30,158,000
SAFE notes		2,475,000		1,250,000
Deferred income taxes		2,922,000		4,520,000		6,837,000
Deferred rent		1,670,000		1,825,000		1,344,000
Deferred underwriting fee payable		11,068,750
Total liabilities		50,329,000		62,743,000		62,596,000
Commitments and contingencies
Members' equity
Additional paid-in capital		2,657,000		2,257,000		1,499,000
Retained earnings		22,997,000		16,309,000		8,982,000
Total members' equity attributable to AdTheorent Holding Company, LLC members		68,987,000		61,899,000		53,814,000
Noncontrolling interests in consolidated subsidiaries		(1,171,000)		(632,000)		0
Total members' equity		67,816,000		61,267,000		53,814,000
Total liabilities and members' equity		118,145,000		124,010,000		116,410,000
Term Loans [Member]
Current liabilities
Term loans, current portion		24,331,000		26,032,000		2,425,000
Term Loan, net of current portion						30,158,000
Customer Relationships [Member]
Current assets
Customer relationships, net		10,114,000		13,499,000		18,013,000
Class A Common Units [Member]
Members' equity
Common Unit, Issuance Value		26,000,000		26,000,000		26,000,000
Class B Common Units [Member]
Members' equity
Common Unit, Issuance Value		17,333,000		17,333,000		$ 17,333,000
Mcap Acquisition Corp [Member]
Current assets
Cash and cash equivalents		797,602	$ 2,431,242	25,000
Prepaid expenses		454,364	881,294
Total current assets		1,251,966	3,312,536	25,000
Deferred offering costs				146,634
Other assets		178,020
Cash and marketable securities held in Trust Account		316,270,386	316,250,000
Total assets		317,700,372	319,562,536	171,634
Current liabilities
Accounts payable and accrued expenses		545,835	1,116,936	65,584
Promissory note payable - related party				100,000
Total current liabilities		545,835	1,116,936	165,584
Warrant liability		23,591,000	22,818,749
Deferred underwriting fee payable		11,068,750	11,068,750
Total liabilities		35,205,585	35,004,435	165,584
Members' equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none outstanding				0
Additional paid-in capital			0	24,209
Retained earnings		(33,776,390)	(31,692,690)	(18,950)
Total Stockholders' Equity (Deficit)		(33,775,599)	(31,691,899)	6,050
Total liabilities and members' equity		317,700,372	319,562,536	171,634
Mcap Acquisition Corp [Member] | Common Class A [Member]
Members' equity
Common stock				0
Mcap Acquisition Corp [Member] | Class A Common Stock Subject to Redemption
Current liabilities
Common Stock subject to possible redemption, 31,625,000 and 0 shares, at September 30, 2021 and December 31, 2020, respectively, at redemption value		316,270,386	316,250,000
Mcap Acquisition Corp [Member] | Common Class B [Member]
Members' equity
Common stock	[1]	$ 791	$ 791	$ 791	[2],[3]

[1]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.
[2]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[3]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).